J.P. MORGAN INVESTOR FUNDS

JPMorgan Investor Balanced Fund

JPMorgan Investor Conservative Growth Fund

JPMorgan Investor Growth Fund

JPMorgan Investor Growth & Income Fund

(All Share Classes)

(each, a “Fund”)

(each, a series of JPMorgan Trust II)

Supplement dated January 26, 2021

to the Summary Prospectuses, Prospectuses and

Statements of Additional Information dated November 1, 2020

Effective February 25, 2021, the J.P. Morgan Investor Funds will have the ability to invest up to 20% of their assets in J.P. Morgan Exchange-Traded Funds (ETFs).

INVESTORS SHOULD RETAIN THIS SUPPLEMENT

WITH THE SUMMARY PROSPECTUSES, PROSPECTUSES AND

STATEMENTS OF ADDITIONAL INFORMATION FOR FUTURE REFERENCE

SUP-INV-121